Derivative Instruments - Schedule of Derivative Financial Assets (Details) - Interest Rate Swap - USD-1 month SOFR - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
December 31, 2027
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 98,019
Derivative, Fixed rate	3.30%
Derivative, Maturity Date	Dec. 31, 2027
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ 821	$ (102)
March 31, 2028
Derivatives, Fair Value [Line Items]
Derivative Notional Amount	$ 104,000
Derivative, Fixed rate	3.60%
Derivative, Maturity Date	Mar. 31, 2028
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ 1,705	$ (756)